Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity securities and other investments and fair value disclosure
Original cost	¥ 435,614	¥ 330,192
Cumulative net gains (losses)	(25,016)	(49,301)
Carrying value	410,598	280,891
Net unrealized (losses) gains recognized during the period for equity securities still held as of the end of the period	16,746	(28,790)	¥ (29,481)
Investments in privately held companies recorded using measurement alternative	88,728	89,660
Cumulative upward adjustments	27,197	20,965
Cumulative impairments and downward adjustments	44,232	32,760
Upward adjustments	8,345	8,121
Impairments and downward adjustments	10,033	11,585
Debt securities, Held-to-maturity, allowance for credit loss	3,779	5,034
Shareholder of an equity method investee with principal amount	5,529	5,527
Fair value of collateral	4,325	3,304
Impairment losses on debt investments	(1,175)	872	(356)
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	79,024	92,456
Cumulative net gains (losses)	(1,394)	(25,275)
Carrying value	77,630	67,181
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	113,646	110,863
Cumulative net gains (losses)	(17,479)	(14,385)
Carrying value	96,167	96,478
Debt investments | Debt securities and loan investments
Equity securities and other investments and fair value disclosure
Original cost	15,009	20,723
Cumulative net gains (losses)	(6,224)	(9,641)
Carrying value	8,785	11,082
Debt investments | Other Treasury Investments
Equity securities and other investments and fair value disclosure
Original cost	227,935	106,150
Cumulative net gains (losses)	81	0
Carrying value	228,016	106,150
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	963	3,344
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	(2,420)	(4,607)
Unrealized losses recorded	¥ (17)	¥ (1,225)	¥ (262)